INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE

For the years ended December 31, 2025, 2024 and 2023, the Company earned interest income and incurred interest expense as follows:

	Year Ended December 31,
	2025	2024	2023
Interest income
Bank and other cash	$177,218	$6,673	44,481
Total interest income	177,218	6,673	44,481

Interest expense/finance costs
Lease liabilities	(79,939)	-	(787,341)
Other interest paid – loans	(3,488,756)	(1,139,785)	(2,951,188)
Total interest expense/ finance costs	(3,568,695)	(1,139,785)	(3,738,529)

	$(3,391,477)	$(1,133,112)	(3,694,048)